CONSOLIDATED BALANCE SHEET	Dec. 31, 2025 USD ($)
Assets [Abstract]
Total Current Assets	$ 0
TOTAL ASSETS	0
LIABILITIES AND STOCKHOLDER'S DEFICIT
Accounts payable and accrued expenses	31,519
TOTAL LIABILITIES	31,519
Commitments and Contingencies
STOCKHOLDER'S DEFICIT
Common stock, $0.0001 par value; 1,000 shares authorized, 100 issued and outstanding	10
Stock subscription receivable	(10)
Additional paid-in capital	0
Accumulated deficit	(31,519)
Total Stockholder's Deficit	(31,519)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 0